Investment Risks	Feb. 01, 2026
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline, or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | ETF Risk
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline, or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | ETF Risk
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline, or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline, or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Dividend Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline, or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Variable and Floating Rate Instrument Risk
Prospectus [Line Items]
Risk [Text Block]

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Yankee Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Yankee Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Private Placement Risk
Prospectus [Line Items]
Risk [Text Block]

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Private Placement Risk
Prospectus [Line Items]
Risk [Text Block]

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Mortgage Dollar Roll Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage Dollar Roll Risk: The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the ability to correctly predict interest rates and prepayments. These transactions may increase the Fund’s portfolio turnover rate.

A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | State-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina (e.g., adverse changes in North Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | State-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina (e.g., adverse changes in South Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | State-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia (e.g., adverse changes in Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | State-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia (e.g., adverse changes in West Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | ETF Risk
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | ETF Risk
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Dividend Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Variable and Floating Rate Instrument Risk
Prospectus [Line Items]
Risk [Text Block]

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Yankee Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Yankee Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Private Placement Risk
Prospectus [Line Items]
Risk [Text Block]

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Private Placement Risk
Prospectus [Line Items]
Risk [Text Block]

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Mortgage Dollar Roll Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage Dollar Roll Risk: The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the ability to correctly predict interest rates and prepayments. These transactions may increase the Fund’s portfolio turnover rate.

Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | State-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina (e.g., adverse changes in North Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | State-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina (e.g., adverse changes in South Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | State-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia (e.g., adverse changes in Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | State-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia (e.g., adverse changes in West Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | ETF Risk
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | ETF Risk
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Dividend Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Yankee Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Private Placement Risk
Prospectus [Line Items]
Risk [Text Block]

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.